Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of capital commitments and contingent liabilities

	2022	2021
	£m	£m
Future capital expenditure
Contracted for but not provided[1]	2,881	2,716
Energy purchase commitments[2]
Less than 1 year	1,386	1,255
In 1 to 2 years	1,366	894
In 2 to 3 years	1,219	975
In 3 to 4 years	1,189	959
In 4 to 5 years	1,088	896
More than 5 years	12,266	10,805
	18,514	15,784
Guarantees
Guarantee of sublease for US property (expires 2040)	149	149
Guarantees of certain obligations of Grain LNG (expire up to 2025)	31	33
Guarantees of certain obligations for construction of HVDC West Coast Link (expected expiry 2059)	84	85
Guarantees of certain obligations of National Grid North Sea Link Limited (various expiry dates)	569	584
Guarantees of certain obligations of St William Homes LLP (various expiry dates)	44	53
Guarantees of certain obligations of National Grid IFA 2 Limited (expected expiry 2022)	130	170
Guarantees of certain obligations of National Grid Viking Link Limited (expected expiry 2024)	1,177	1,276
Other guarantees and letters of credit (various expiry dates)	380	486
	2,564	2,836
1. Included within future capital expenditure is £205 million (2021: £186 million) pertaining to the UK Gas Transmission business.
2.    Energy purchase commitments relate to contractual commitments to purchase electricity or gas that are used to satisfy physical delivery requirements to our customers or for energy that we use ourselves (i.e. normal purchase, sale or usage) and hence are accounted for as ordinary purchase contracts (see note 32(f)). Details of commodity contract derivatives that do not meet the normal purchase, sale or usage criteria, and hence are accounted for as derivative contracts, are shown in note 17(b).